Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares/Principal/ Contract Amounts		Value
Common Stocks– 43.6%
Aerospace & Defense – 0.1%
Howmet Aerospace Inc	151	$2,525
Northrop Grumman Corp	189	59,628
		62,153
Air Freight & Logistics – 0.3%
United Parcel Service Inc	790	131,638
Airlines – 0.4%
Delta Air Lines Inc	953	29,143
Southwest Airlines Co	4,416	165,600
		194,743
Automobiles – 0.4%
NIO Inc (ADR)*	9,690	205,622
Banks – 2.5%
Bank of America Corp	14,246	343,186
Citigroup Inc	2,109	90,919
JPMorgan Chase & Co	3,333	320,868
US Bancorp	11,906	426,830
Wells Fargo & Co	3,359	78,970
		1,260,773
Beverages – 1.0%
Coca-Cola Co	2,614	129,053
Diageo PLC (ADR)	491	67,591
Keurig Dr Pepper Inc	4,286	118,294
Monster Beverage Corp*	1,513	121,343
PepsiCo Inc	461	63,895
		500,176
Biotechnology – 2.0%
AbbVie Inc	1,392	121,925
Amgen Inc	256	65,065
BioNTech SE*	1,744	120,737
Gilead Sciences Inc	5,770	364,606
Moderna Inc*	1,904	134,708
Seattle Genetics Inc*	835	163,401
		970,442
Building Products – 0.5%
Carrier Global Corp	4,237	129,398
Johnson Controls International PLC	3,118	127,370
		256,768
Capital Markets – 1.8%
Apollo Global Management Inc	2,664	119,214
Bank of New York Mellon Corp	2,668	91,619
Cboe Global Markets Inc	1,069	93,794
Goldman Sachs Group Inc	484	97,269
Intercontinental Exchange Inc	1,205	120,560
KKR & Co Inc	3,541	121,598
MarketAxess Holdings Inc	215	103,542
S&P Global Inc	349	125,849
		873,445
Chemicals – 0.3%
Sherwin-Williams Co	187	130,290
Communications Equipment – 0.2%
Cisco Systems Inc	3,055	120,336
Consumer Finance – 0.4%
American Express Co	912	91,428
Discover Financial Services	1,600	92,448
		183,876
Diversified Financial Services – 0.2%
Berkshire Hathaway Inc*	433	92,203
Diversified Telecommunication Services – 0.1%
Verizon Communications Inc	1,085	64,547
Electric Utilities – 0.8%
American Electric Power Co Inc	1,650	134,854
Exelon Corp	3,534	126,376
PPL Corp	4,682	127,397
		388,627
Electrical Equipment – 0.1%
Abb Ltd (ADR)	2,489	63,345
Electronic Equipment, Instruments & Components – 0.3%
Keysight Technologies Inc*	1,287	127,130

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Entertainment – 3.9%
Netflix Inc*	754	$377,023
Walt Disney Co	12,438	1,543,307
		1,920,330
Food & Staples Retailing – 1.2%
Costco Wholesale Corp	183	64,965
Walmart Inc	3,619	506,334
		571,299
Food Products – 1.1%
Campbell Soup Co	1,249	60,414
Conagra Brands Inc	1,697	60,600
General Mills Inc	1,017	62,729
Hormel Foods Corp	2,533	123,838
JM Smucker Co	1,089	125,801
Kellogg Co	928	59,940
Mondelez International Inc	1,103	63,367
		556,689
Health Care Equipment & Supplies – 0.6%
Abbott Laboratories	603	65,624
Medtronic PLC	2,342	243,381
		309,005
Health Care Providers & Services – 0.3%
McKesson Corp	855	127,335
Hotels, Restaurants & Leisure – 4.5%
Carnival Corp	2,494	37,859
Chipotle Mexican Grill Inc*	94	116,909
Las Vegas Sands Corp	16,071	749,873
McDonald's Corp	3,949	866,766
MGM Resorts International	5,659	123,083
Norwegian Cruise Line Holdings Ltd*,#	4,706	80,520
Starbucks Corp	1,492	128,193
Yum China Holdings Inc	2,203	116,649
		2,219,852
Household Durables – 2.1%
Hovnanian Enterprises Inc - Class A*,#	3,385	110,080
KB Home	2,407	92,405
Lennar Corp	1,474	120,396
PulteGroup Inc	2,295	106,236
Roku Inc*	1,261	238,077
Sony Corp (ADR)	1,615	123,951
Toll Brothers Inc	3,239	157,610
TRI Pointe Homes Inc*	5,701	103,416
		1,052,171
Household Products – 0.5%
Colgate-Palmolive Co	822	63,417
Kimberly-Clark Corp	416	61,427
Procter & Gamble Co	929	129,122
		253,966
Interactive Media & Services – 1.7%
Alphabet Inc - Class C*	217	318,903
Facebook Inc*	2,061	539,776
		858,679
Internet & Direct Marketing Retail – 0.7%
Amazon.com Inc*	108	340,063
Life Sciences Tools & Services – 0.5%
Agilent Technologies Inc	1,270	128,194
Illumina Inc*	369	114,051
		242,245
Machinery – 0.9%
Caterpillar Inc	3,147	469,375
Media – 0.4%
Charter Communications Inc*	104	64,931
Comcast Corp	2,850	131,841
		196,772
Multiline Retail – 0.3%
Dollar General Corp	321	67,288
Target Corp	427	67,218
		134,506
Multi-Utilities – 0.6%
Consolidated Edison Inc	1,844	143,463
WEC Energy Group Inc	1,372	132,947
		276,410
Personal Products – 0.3%
Estee Lauder Cos Inc	581	126,803

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Pharmaceuticals – 1.7%
GlaxoSmithKline PLC (ADR)	1,648	$62,031
Merck & Co Inc	760	63,042
Novartis AG (ADR)	739	64,263
Novo Nordisk A/S (ADR)	1,949	135,319
Pfizer Inc	10,820	397,094
Sanofi (ADR)	2,570	128,937
		850,686
Professional Services – 0.2%
Equifax Inc	761	119,401
Road & Rail – 0.1%
Canadian Pacific Railway Ltd	217	66,061
Semiconductor & Semiconductor Equipment – 0.6%
NVIDIA Corp	597	323,108
Software – 2.3%
Check Point Software Technologies Ltd*	1,015	122,145
Intuit Inc	370	120,698
Microsoft Corp	3,137	659,805
Oracle Corp	2,227	132,952
Workday Inc*	531	114,234
		1,149,834
Specialty Retail – 1.9%
Best Buy Co Inc	1,131	125,869
Home Depot Inc	2,077	576,804
Lowe's Cos Inc	766	127,049
O'Reilly Automotive Inc*	271	124,953
		954,675
Technology Hardware, Storage & Peripherals – 1.3%
Apple Inc	4,413	511,070
Dell Technologies Inc*	1,935	130,980
		642,050
Textiles, Apparel & Luxury Goods – 2.9%
NIKE Inc	11,419	1,433,541
Tobacco – 0.8%
Altria Group Inc	2,978	115,070
British American Tobacco PLC (ADR)	3,785	136,828
Philip Morris International Inc	1,625	121,859
		373,757
Trading Companies & Distributors – 0.5%
Fastenal Co	2,594	116,963
WW Grainger Inc	349	124,513
		241,476
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc*	1,098	125,567
Total Common Stocks (cost $20,154,093)		21,561,770
Investment Companies– 31.7%
Exchange-Traded Funds (ETFs) – 31.7%
Financial Select Sector SPDR Fund	31,989	769,975
Industrial Select Sector SPDR Fund	5,422	417,386
Invesco QQQ Trust Series 1	4,192	1,164,705
iShares 20+ Year Treasury Bond	5,236	854,829
iShares 7-10 Year Treasury Bond	3,440	419,061
iShares Agency Bond#	3,298	399,322
iShares iBoxx $ Investment Grade Corporate Bond	3,172	427,300
Nomura - TOPIX	62,239	999,020
SPDR S&P Homebuilders#	5,782	311,534
Technology Select Sector SPDR Fund	18,028	2,103,868
United States Oil Fund LP*,#	2,672	75,591
Vanguard FTSE All-World ex-US	28,352	1,430,435
Vanguard FTSE Emerging Markets	17,295	747,836
Vanguard FTSE Europe#	34,827	1,825,980
Vanguard FTSE Pacific#	19,043	1,295,876
Vanguard High Dividend Yield	984	79,635
Vanguard International High Dividend Yield#	1,605	83,556
Vanguard Long-Term Corporate Bond	398	42,538
Vanguard Mortgage-Backed Securities#	4,890	265,380
Vanguard S&P 500	619	190,435
Vanguard Small-Cap#	3,504	538,915
Vanguard Total International Bond	16,977	987,807
Xtrackers Harvest CSI 300 China A-Shares Fund#	7,013	241,808
Total Investment Companies (cost $15,323,780)		15,672,792
Commercial Paper– 16.8%
CNPC Finance HK Ltd, 0%, 10/15/20◊	$2,500,000	2,499,719
Eni Finance USA Inc, 0%, 12/9/20 (Section 4(2))◊	650,000	649,583

Shares/Principal/ Contract Amounts		Value
Commercial Paper– (continued)
General Motors Financial Co Inc, 0%, 10/26/20 (Section 4(2))◊	$650,000	$649,604
Intercontinental Exchange Inc, 0%, 11/3/20 (Section 4(2))◊	1,900,000	1,899,358
Intesa Sanpaolo Funding LLC, 0%, 12/2/20◊	2,150,000	2,148,032
Jabil Inc, 0%, 10/5/20 (Section 4(2))◊	450,000	449,975
Total Commercial Paper (cost $8,297,134)		8,296,271
Investments Purchased with Cash Collateral from Securities Lending– 6.9%
Investment Companies – 4.8%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	2,390,228	2,390,228
Time Deposits – 2.1%
Canadian Imperial Bank of Commerce, 0.0800%, 10/1/20	$1,032,932	1,032,932
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,423,160)		3,423,160
OTC Purchased Options – Calls– 1.4%
Counterparty/Reference AssetCounterparty/Reference Asset
Citigroup:
SPDR S&P 500 ETF Trust,
Notional amount $3,491,880, premiums paid $152,250, unrealized depreciation $(22,789), exercise price $340.00, expires 12/18/20*	105	129,461
Goldman Sachs:
Amazon.com Inc,
Notional amount $314,873, premiums paid $32,434, unrealized depreciation $(14,464), exercise price $3400.00, expires 12/18/20*	1	17,970
American Airlines Group Inc,
Notional amount $997,948, premiums paid $194,880, unrealized depreciation $(168,602), exercise price $19.00, expires 11/20/20*	812	26,278
Apple Inc,
Notional amount $220,039, premiums paid $17,287, unrealized depreciation $(3,278), exercise price $120.00, expires 12/18/20*	19	14,009
Financial Select Sector SPDR Fund ,
Notional amount $4,361,484, premiums paid $235,560, unrealized depreciation $(129,769), exercise price $26.00, expires 12/18/20*	1,812	105,791
Invesco QQQ Trust Series 1,
Notional amount $472,328, premiums paid $37,266, unrealized depreciation $(10,900), exercise price $280.00, expires 12/18/20*	17	26,366
iShares MSCI Emerging,
Notional amount $4,999,806, premiums paid $186,457, unrealized depreciation $(76,657), exercise price $46.00, expires 12/18/20*	1,134	109,800
iShares Russell 2000 ETF,
Notional amount $2,912,910, premiums paid $195,389, unrealized depreciation $(86,385), exercise price $156.00, expires 12/18/20*	195	109,004
Las Vegas Sands Corp,
Notional amount $583,250, premiums paid $58,750, unrealized depreciation $(25,275), exercise price $52.50, expires 12/18/20*	125	33,475
Russel 2000 Index,
Notional amount $4,372,307, premiums paid $251,865, unrealized depreciation $(122,846), exercise price $1600.00, expires 12/18/20*	29	129,019
Wynn Resorts Ltd,
Notional amount $524,213, premiums paid $73,000, unrealized depreciation $(49,974), exercise price $92.50, expires 12/18/20*	73	23,026
Total OTC Purchased Options – Calls (premiums paid $1,435,138, unrealized depreciation $(710,939))		724,199
OTC Purchased Options – Puts– 1.3%
Counterparty/Reference AssetCounterparty/Reference Asset
Goldman Sachs:
Invesco QQQ Trust Series 1,
Notional amount $(3,723,056), premiums paid $116,178, unrealized depreciation $(5,057), exercise price $250.00, expires 12/18/20*	134	111,121
S&P 500 Index,
Notional amount $(5,044,500), premiums paid $197,550, unrealized depreciation $(202), exercise price $3250.00, expires 12/18/20*	15	197,348
Tesla Inc,
Notional amount $(1,801,842), premiums paid $387,870, unrealized depreciation $(47,915), exercise price $450.00, expires 12/18/20*	42	339,955
Total OTC Purchased Options – Puts (premiums paid $701,598, unrealized depreciation $(53,174))		648,424
Total Investments (total cost $49,334,903) – 101.7%		50,326,616
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(852,311)
Net Assets – 100%		$49,474,305

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$42,374,975	84.2%
China	3,063,798	6.1
Italy	2,797,615	5.6
Japan	1,122,971	2.2
United Kingdom	266,450	0.5
Denmark	135,319	0.3
France	128,937	0.3
Switzerland	127,608	0.3
Israel	122,145	0.2
Germany	120,737	0.2
Canada	66,061	0.1

Total	$50,326,616	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investments Purchased with Cash Collateral from Securities Lending - 4.8%
Investment Companies - 4.8%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	$6,609∆	$-	$-	$2,390,228

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investments Purchased with Cash Collateral from Securities Lending - 4.8%
Investment Companies - 4.8%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	4,872,468	31,381,823	(33,864,063)	2,390,228

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Australian Dollar	12/17/20	(93,597)	$68,287	$1,249
British Pound	12/17/20	(73,000)	94,497	272
Canadian Dollar	12/17/20	(84,000)	63,617	500
Euro	12/17/20	(399,042)	472,302	3,662
Japanese Yen	12/17/20	(66,734,000)	638,373	4,792
Korean Won	12/17/20	(1,349,000)	1,151	(4)
Total				$10,471

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	16	12/31/20	$2,232,500	$5,625	$(4,000)
CBOE VIX	29	11/18/20	953,375	45,356	23,008
Total - Futures Purchased				50,981	19,008
Futures Sold:
CBOE VIX	28	10/21/20	(850,500)	14,088	(16,488)
EURO STOXX 50	64	12/18/20	(2,396,380)	95,739	6,752
S&P 500 E-Mini	47	12/18/20	(7,877,200)	47,470	(42,888)
Total - Futures Sold				157,297	(52,624)
Total				$208,278	$(33,616)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:

Citigroup:

SPDR S&P 500 ETF Trust	105	360.00	USD	12/18/20	$(3,491,880)	$58,800	$8,026	$(50,774)
						58,800	8,026	(50,774)

Goldman Sachs:

Amazon.com Inc	1	3,800.00	USD	12/18/20	(314,873)	16,638	8,506	(8,132)
Apple Inc	24	140.00	USD	12/18/20	(277,944)	8,976	3,627	(5,349)
Financial Select Sector SPDR Fund	1,812	27.00	USD	12/18/20	(4,361,484)	154,020	92,036	(61,984)
Invesco QQQ Trust Series 1	134	310.00	USD	12/18/20	(3,723,056)	58,960	932	(58,028)
Invesco QQQ Trust Series 1	21	305.00	USD	12/18/20	(583,464)	22,365	10,645	(11,720)
iShares MSCI Emerging Markets ETF	1,134	49.00	USD	12/18/20	(4,999,806)	70,833	37,875	(32,958)
iShares Russell 2000 ETF	195	166.00	USD	12/18/20	(2,912,910)	105,105	60,362	(44,743)
Las Vegas Sands Corp	125	60.00	USD	12/18/20	(583,250)	28,750	14,201	(14,549)
Russel 2000 Index	29	1,635.00	USD	12/18/20	(4,372,307)	196,968	101,744	(95,224)
Tesla Inc	52	780.00	USD	12/18/20	(2,230,852)	171,210	120,198	(51,012)
Wynn Resorts Ltd	73	100.00	USD	12/18/20	(524,213)	54,020	38,299	(15,721)
						887,845	488,425	(399,420)
Total - Written Call Options						946,645	496,451	(450,194)

Written Put Options:

Citigroup:

SPDR S&P 500 ETF Trust	105	240.00	USD	12/18/20	3,491,880	28,875	13,132	(15,743)
SPDR S&P 500 ETF Trust	105	260.00	USD	12/18/20	3,491,880	45,675	18,692	(26,983)
						74,550	31,824	(42,726)

Goldman Sachs:

Amazon.com Inc	1	2,600.00	USD	12/18/20	314,873	12,317	5,457	(6,860)
American Airlines Group Inc	812	10.00	USD	11/20/20	997,948	189,196	127,854	(61,342)
Apple Inc	19	95.00	USD	12/18/20	220,039	8,455	4,032	(4,423)
Financial Select Sector SPDR Fund	1,359	19.00	USD	12/18/20	3,271,113	32,616	(1,572)	(34,188)
Invesco QQQ Trust Series 1	151	225.00	USD	12/18/20	4,195,384	63,230	4,285	(58,945)

iShares MSCI Emerging Markets ETF	1,134	31.73	USD	12/18/20	4,999,806	46,474	30,554	(15,920)
iShares MSCI Emerging Markets ETF	1,134	34.00	USD	12/18/20	4,999,806	69,150	41,288	(27,862)
iShares Russell 2000 ETF	195	105.00	USD	12/18/20	2,912,910	30,232	9,494	(20,738)
iShares Russell 2000 ETF	195	117.00	USD	12/18/20	2,912,910	52,173	15,467	(36,706)
Las Vegas Sands Corp	212	40.00	USD	12/18/20	989,192	37,100	(4,199)	(41,299)
Russel 2000 Index	22	1,180.00	USD	12/18/20	3,316,923	38,177	6,004	(32,173)
S&P 500 Index	15	2,490.00	USD	12/18/20	5,044,500	38,250	14,806	(23,444)
S&P 500 Index	15	2,710.00	USD	12/18/20	5,044,500	63,000	17,989	(45,011)
Tesla Inc	42	340.00	USD	12/18/20	1,801,842	162,540	49,268	(113,272)
Wynn Resorts Ltd	91	60.00	USD	12/18/20	653,471	26,845	(9,298)	(36,143)
						869,755	311,429	(558,326)
Total - Written Put Options						944,305	343,253	(601,052)
Total OTC Written Options						$1,890,950	$839,704	$(1,051,246)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 1,320,135
Futures contracts, purchased	4,508,906
Futures contracts, sold	12,420,841
Purchased options contracts, call	410,820
Purchased options contracts, put	123,725
Written options contracts, call	162,306
Written options contracts, put	279,193

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended September 30, 2020 is $3,648,520, which represents 7.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$21,561,770	$-	$-
Investment Companies	14,673,772	999,020	-
Commercial Paper	-	8,296,271	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,423,160	-
OTC Purchased Options – Calls	-	724,199	-
OTC Purchased Options – Puts	-	648,424	-
Total Investments in Securities	$36,235,542	$14,091,074	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	10,475	-
Variation Margin Receivable	29,760	-	-
Total Assets	$36,265,302	$14,101,549	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$4	$-
Options Written, at Value	-	1,051,246	-
Variation Margin Payable	63,376	-	-
Total Liabilities	$63,376	$1,051,250	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.